May 13, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   AUSA Life Insurance Company, Inc. ("AUSA")
      Diversified Investors Variable Funds
      Post-Effective Amendment No. 10 to Registration
      Statement on Form N-4 Securities Act File No. 33-73734 and
      811-8264 and Amendment No. 10 to Registration Statement on
      Form N-4 under the Investment Company Act File No. 811-7674


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Diversified Investors Strategic Variable Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to its Registration Statement on Form N-4; and

2. the text of Post-Effective Amendment No. 10 to Registration Statement on Form N-4 was filed electronically with the Securities and Exchange Commission on April 27, 1998.


Very truly yours,



/s/ Catherine A. Mohr
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    Catherine A. Mohr
    Vice President